Balance Sheets (Unaudited) (Parentheticals) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	1,000,000	1,000,000	1,000,000
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares outstanding	1,000,000	1,000,000	1,000,000
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	168,716,800	107,039,034	72,784,907
Common stock, shares outstanding	168,716,800	107,039,034	72,784,907